CONSOLIDATING FINANCIAL STATEMENTS - Balance sheet (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current assets
Cash and cash equivalents	$ 1,025.8	$ 827.0	$ 1,043.9
Restricted cash	12.1	11.6
Accounts receivable and other assets	91.3	127.3
Current income tax recoverable	43.9	111.9
Inventories	1,094.3	986.8
Unrealized fair value of derivative assets	17.0	16.1
Current assets	2,284.4	2,080.7
Non-current assets
Property, plant and equipment	4,887.2	4,917.6
Goodwill	162.7	162.7
Long-term investments	188.0	142.9
Investments in associate and joint ventures	23.7	163.6
Unrealized fair value of derivative assets	3.9	6.0
Other long-term assets	574.0	411.3
Deferred tax assets	33.3	94.5
Total assets	8,157.2	7,979.3
Current liabilities
Accounts payable and accrued liabilities	482.6	464.8
Current income tax payable	35.1	72.6
Current portion of provisions	66.5	93.2
Current portion of unrealized fair value of derivative liabilities	1.1	7.1
Current liabilities	585.3	637.7
Non-current liabilities
Long-term debt	1,732.6	1,733.2
Provisions	830.5	861.2
Other long-term liabilities	134.0	172.2
Deferred tax liabilities	255.6	390.7
Total liabilities	3,538.0	3,795.0
Common shareholders' equity
Common share capital	14,902.5	14,894.2
Contributed surplus	240.7	238.3
Accumulated deficit	(10,580.7)	(11,026.1)
Accumulated other comprehensive income (loss)	21.1	39.1	(31.3)
Total common shareholders' equity	4,583.6	4,145.5
Non-controlling interest	35.6	38.8
Total equity	4,619.2	4,184.3
Total liabilities and equity	8,157.2	7,979.3
Total Guarantors
Current assets
Cash and cash equivalents	390.3	271.8	240.8
Restricted cash	5.6	4.6
Accounts receivable and other assets	37.0	48.7
Intercompany receivables	1,570.8	1,643.3
Current income tax recoverable	17.1	12.0
Inventories	562.7	446.0
Unrealized fair value of derivative assets	12.3	11.0
Current assets	2,595.8	2,437.4
Non-current assets
Property, plant and equipment	2,506.5	2,704.0
Goodwill	158.8	158.8
Long-term investments	180.8	141.5
Investments in associate and joint ventures	5.5	5.5
Intercompany investments	601.7	489.7
Unrealized fair value of derivative assets	2.5	4.3
Other long-term assets	144.9	130.2
Long-term intercompany receivables	3,800.8	3,576.1
Deferred tax assets	0.1	0.7
Total assets	9,997.4	9,648.2
Current liabilities
Accounts payable and accrued liabilities	306.5	279.9
Intercompany payables	581.7	545.6
Current income tax payable	19.5	10.9
Current portion of provisions	13.5	13.2
Current portion of unrealized fair value of derivative liabilities	1.1	7.1
Current liabilities	922.3	856.7
Non-current liabilities
Long-term debt	1,732.6	1,733.2
Provisions	377.3	378.5
Other long-term liabilities	67.6	85.0
Long-term intercompany payables	2,156.6	2,219.4
Deferred tax liabilities	157.4	229.9
Total liabilities	5,413.8	5,502.7
Common shareholders' equity
Common share capital	14,902.5	14,894.2
Contributed surplus	240.7	238.3
Accumulated deficit	(10,580.7)	(11,026.1)
Accumulated other comprehensive income (loss)	21.1	39.1
Total common shareholders' equity	4,583.6	4,145.5
Total equity	4,583.6	4,145.5
Total liabilities and equity	9,997.4	9,648.2
Kinross Gold Corp.
Current assets
Cash and cash equivalents	267.6	126.2	113.8
Accounts receivable and other assets	10.4	6.4
Intercompany receivables	518.6	541.5
Inventories	2.1	5.7
Unrealized fair value of derivative assets	23.0	12.6
Current assets	821.7	692.4
Non-current assets
Property, plant and equipment	27.6	26.8
Long-term investments	180.8	141.5
Intercompany investments	3,535.2	3,150.2
Unrealized fair value of derivative assets	14.8	19.0
Other long-term assets	11.7	8.6
Long-term intercompany receivables	3,206.4	3,250.6
Total assets	7,798.2	7,289.1
Current liabilities
Accounts payable and accrued liabilities	88.5	72.9
Intercompany payables	184.4	120.1
Current portion of unrealized fair value of derivative liabilities		7.1
Current liabilities	272.9	200.1
Non-current liabilities
Long-term debt	1,732.6	1,733.2
Provisions	9.8	11.1
Long-term intercompany payables	1,199.3	1,199.2
Total liabilities	3,214.6	3,143.6
Common shareholders' equity
Common share capital	14,902.5	14,894.2
Contributed surplus	240.7	238.3
Accumulated deficit	(10,580.7)	(11,026.1)
Accumulated other comprehensive income (loss)	21.1	39.1
Total common shareholders' equity	4,583.6	4,145.5
Total equity	4,583.6	4,145.5
Total liabilities and equity	7,798.2	7,289.1
Guarantor Subsidiaries
Current assets
Cash and cash equivalents	122.7	145.6	127.0
Restricted cash	5.6	4.6
Accounts receivable and other assets	26.6	42.3
Intercompany receivables	1,297.9	1,277.3
Current income tax recoverable	17.1	12.0
Inventories	560.6	440.3
Unrealized fair value of derivative assets	(10.7)	(1.6)
Current assets	2,019.8	1,920.5
Non-current assets
Property, plant and equipment	2,478.9	2,677.2
Goodwill	158.8	158.8
Investments in associate and joint ventures	5.5	5.5
Intercompany investments	3,269.1	1,699.7
Unrealized fair value of derivative assets	(12.3)	(14.7)
Other long-term assets	133.2	121.6
Long-term intercompany receivables	2,414.3	2,084.3
Deferred tax assets	0.1	0.7
Total assets	10,467.4	8,653.6
Current liabilities
Accounts payable and accrued liabilities	218.0	207.0
Intercompany payables	643.0	601.0
Current income tax payable	19.5	10.9
Current portion of provisions	13.5	13.2
Current portion of unrealized fair value of derivative liabilities	1.1
Current liabilities	895.1	832.1
Non-current liabilities
Provisions	367.5	367.4
Other long-term liabilities	67.6	85.0
Long-term intercompany payables	2,777.2	2,779.0
Deferred tax liabilities	157.4	229.9
Total liabilities	4,264.8	4,293.4
Common shareholders' equity
Common share capital	1,713.3	1,713.3
Contributed surplus	3,464.9	2,396.0
Accumulated deficit	1,038.6	243.5
Accumulated other comprehensive income (loss)	(14.2)	7.4
Total common shareholders' equity	6,202.6	4,360.2
Total equity	6,202.6	4,360.2
Total liabilities and equity	10,467.4	8,653.6
Guarantor Adjustments
Current assets
Intercompany receivables	(245.7)	(175.5)
Current assets	(245.7)	(175.5)
Non-current assets
Intercompany investments	(6,202.6)	(4,360.2)
Long-term intercompany receivables	(1,819.9)	(1,758.8)
Total assets	(8,268.2)	(6,294.5)
Current liabilities
Intercompany payables	(245.7)	(175.5)
Current liabilities	(245.7)	(175.5)
Non-current liabilities
Long-term intercompany payables	(1,819.9)	(1,758.8)
Total liabilities	(2,065.6)	(1,934.3)
Common shareholders' equity
Common share capital	(1,713.3)	(1,713.3)
Contributed surplus	(3,464.9)	(2,396.0)
Accumulated deficit	(1,038.6)	(243.5)
Accumulated other comprehensive income (loss)	14.2	(7.4)
Total common shareholders' equity	(6,202.6)	(4,360.2)
Total equity	(6,202.6)	(4,360.2)
Total liabilities and equity	(8,268.2)	(6,294.5)
Non-guarantors
Current assets
Cash and cash equivalents	635.5	555.2	$ 803.1
Restricted cash	6.5	7.0
Accounts receivable and other assets	54.3	78.6
Intercompany receivables	4,256.8	4,384.9
Current income tax recoverable	26.8	99.9
Inventories	531.6	540.8
Unrealized fair value of derivative assets	4.7	5.1
Current assets	5,516.2	5,671.5
Non-current assets
Property, plant and equipment	2,380.7	2,213.6
Goodwill	3.9	3.9
Long-term investments	7.2	1.4
Investments in associate and joint ventures	18.2	158.1
Intercompany investments	14,693.0	11,787.5
Unrealized fair value of derivative assets	1.4	1.7
Other long-term assets	429.1	281.1
Long-term intercompany receivables	3,171.3	3,396.9
Deferred tax assets	33.2	93.8
Total assets	26,254.2	23,609.5
Current liabilities
Accounts payable and accrued liabilities	176.1	184.9
Intercompany payables	5,245.9	5,482.6
Current income tax payable	15.6	61.7
Current portion of provisions	53.0	80.0
Current liabilities	5,490.6	5,809.2
Non-current liabilities
Provisions	453.2	482.7
Other long-term liabilities	66.4	87.2
Long-term intercompany payables	4,815.5	4,753.6
Deferred tax liabilities	98.2	160.8
Total liabilities	10,923.9	11,293.5
Common shareholders' equity
Common share capital	18,702.5	18,053.2
Contributed surplus	6,271.9	4,402.0
Accumulated deficit	(9,660.3)	(10,157.4)
Accumulated other comprehensive income (loss)	(19.4)	(20.6)
Total common shareholders' equity	15,294.7	12,277.2
Non-controlling interest	35.6	38.8
Total equity	15,330.3	12,316.0
Total liabilities and equity	26,254.2	23,609.5
Eliminations
Current assets
Intercompany receivables	(5,827.6)	(6,028.2)
Current assets	(5,827.6)	(6,028.2)
Non-current assets
Intercompany investments	(15,294.7)	(12,277.2)
Long-term intercompany receivables	(6,972.1)	(6,973.0)
Total assets	(28,094.4)	(25,278.4)
Current liabilities
Intercompany payables	(5,827.6)	(6,028.2)
Current liabilities	(5,827.6)	(6,028.2)
Non-current liabilities
Long-term intercompany payables	(6,972.1)	(6,973.0)
Total liabilities	(12,799.7)	(13,001.2)
Common shareholders' equity
Common share capital	(18,702.5)	(18,053.2)
Contributed surplus	(6,271.9)	(4,402.0)
Accumulated deficit	9,660.3	10,157.4
Accumulated other comprehensive income (loss)	19.4	20.6
Total common shareholders' equity	(15,294.7)	(12,277.2)
Total equity	(15,294.7)	(12,277.2)
Total liabilities and equity	$ (28,094.4)	$ (25,278.4)